Capital resources	12 Months Ended
Dec. 31, 2025
Capital resources
Capital resources

24 Capital resources

NatWest Group’s regulatory capital is assessed against minimum requirements that are set out under the UK Capital Requirements Regulation to determine the strength of its capital base. This note shows a reconciliation of shareholders’ equity to regulatory capital.

	2025	2024
	£m	£m
Shareholders’ equity (excluding non-controlling interests)
Shareholders’ equity	42,599	39,350
Other equity instruments	(4,571)	(5,280)
	38,028	34,070
Regulatory adjustments and deductions
Own credit	42	28
Defined benefit pension fund adjustment	(187)	(147)
Cash flow hedging reserve	752	1,443
Deferred tax assets	(804)	(1,084)
Prudential valuation adjustments	(167)	(230)
Goodwill and other intangible assets	(7,386)	(7,544)
Expected loss less impairment	(89)	(27)
Foreseeable ordinary dividends	(1,837)	(1,249)
Adjustment for trust assets (1)	(365)	(365)
Foreseeable charges (2)	(921)	—
Adjustment under IFRS 9 transitional arrangements	—	33
	(10,962)	(9,142)
CET1 capital	27,066	24,928
Additional Tier 1 (AT1) capital
Qualifying instruments and related share premium	4,555	5,259
AT1 capital	4,555	5,259
Tier 1 capital	31,621	30,187
Qualifying Tier 2 capital
Qualifying instruments and related share premium	5,754	5,918
Tier 2 capital	5,754	5,918
Total regulatory capital	37,375	36,105

(1)	Prudent deduction in respect of agreement with the pension fund to establish legal structure to remove dividend linked contribution. Refer to Notes 5 and 32.
(2)	For December 2025, the foreseeable charge of £921 million relates to share buybacks (£750 million relating to FY 2025, £171 million relating to H1 2025).

It is NatWest Group policy to maintain a strong capital base, to expand it as appropriate and to utilise it efficiently throughout its activities to optimise the return to shareholders while maintaining a prudent relationship between the capital base and the underlying risks of the business. In carrying out this policy, NatWest Group has regard to the supervisory requirements of the PRA. The PRA uses capital ratios as a measure of capital adequacy in the UK banking sector, comparing a bank’s capital resources with its risk-weighted assets (the assets and off-balance sheet exposures are weighted to reflect the inherent credit and other risks); by international agreement, the Pillar 1 capital ratios should be not less than 8% with a Common Equity Tier 1 component of not less than 4.5%. NatWest Group has complied with the PRA’s capital requirements throughout the year.

A number of subsidiaries and sub-groups within NatWest Group, principally banking entities, are subject to various individual regulatory capital requirements in the UK and overseas. Furthermore, the payment of dividends by subsidiaries and the ability of members of NatWest Group to lend money to other members of NatWest Group may be subject to restrictions such as local regulatory or legal requirements, the availability of reserves and financial and operating performance.